Notes Payable - Additional Information (Detail) (Restricted cash)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes payable secured, net book value of asset pledged	$ 9,088,939	56,625,000